FINANCIAL STATEMENTS

Western-Southern Life Assurance Company Separate Account 1

PERIODS ENDED DECEMBER 31, 2003 WITH REPORT OF INDEPENDENT AUDITORS

                     Western-Southern Life Assurance Company
                               Separate Account 1

                              Financial Statements

                         Periods ended December 31, 2003


                                    CONTENTS

Report of Independent Auditors ...................................  1

Audited Financial Statements

Statement of Assets and Liabilities ..............................  2
Statement of Operations and Changes in Net Assets
 for the Period ended December 31, 2003 ..........................  3
Statement of Operations and Changes in Net Assets
 for the Period ended December 31, 2002 ..........................  5
Notes to Financial Statements ....................................  7

                         Report of Independent Auditors

Contractholders of Western-Southern Life Assurance Company Separate Account 1 and
Board of Directors of Western-Southern Life Assurance Company

We have audited the accompanying statement of assets and liabilities of Western-Southern Life Assurance Company Separate Account 1, comprised of the sub-accounts listed in Note 2, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Western-Southern Life Assurance Company Separate Account 1 at December 31, 2003, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                      /s/ Ernst & Young LLP


Cincinnati, Ohio
April 5, 2004

           Western-Southern Life Assurance Company Separate Account 1

                       Statement of Assets and Liabilities

                                December 31, 2003



                                                                                                      SCUDDER ASSET
                                                AIM VARIABLE                THE ALGER AMERICAN         MANAGEMENT
                                           INSURANCE FUNDS, INC.                   FUND                 VIT FUND
                                          (UNAFFILIATED ISSUER)           (UNAFFILIATED ISSUER)    (UNAFFILIATED ISSUER)
                                       ---------------------------      --------------------------  --------------------
                                                          V.I.              SMALL
                                       V.I. GROWTH     GOVERNMENT      CAPITALIZATION    GROWTH          EQUITY 500
                                           FUND      SECURITIES FUND     PORTFOLIO      PORTFOLIO        INDEX FUND
                                       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                       ------------   ------------      -----------   ------------      ------------
Assets
     Investments in securities of
         unaffiliated
         issuers, at fair value
         (cost $8,728,021;
         $1,640,057; $3,096,788;
         $9,448,169; $1,697,109;
         $6,001,178; $5,182,839;
         $5,026,893)                   $  5,716,440   $  1,620,429      $ 2,520,288   $  7,229,273      $  2,012,372
                                       ------------   ------------      -----------   ------------      ------------
           Total Invested Assets          5,716,440      1,620,429        2,520,288      7,229,273         2,012,372

Other Liabilities                               (31)            (9)              70            (25)               48
                                       ------------   ------------      -----------   ------------      ------------

Net Assets                             $  5,716,409   $  1,620,420      $ 2,520,358   $  7,229,248      $  2,012,420
                                       ============   ============      ===========   ============      ============




                                                                                  PIMCO
                                                    MFS VARIABLE                VARIABLE
                                                  INSURANCE TRUST            INSURANCE TRUST
                                               (UNAFFILIATED ISSUER)       (UNAFFILIATED ISSUER)
                                          ------------------------------      -------------
                                             EMERGING        INVESTORS          LONG-TERM
                                          GROWTH SERIES    TRUST SERIES      U.S. GOVERNMENT
                                          -INITIAL CLASS   -INITIAL CLASS     BOND PORTFOLIO
                                           SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                          -------------    -------------      -------------
Assets
     Investments in securities of
      unaffiliated
       issuers, at fair value
       (cost  $8,728,021;
       $1,640,057; $3,096,788;
       $9,448,169; $1,697,109;
       $6,001,178; $5,182,839;
       $ 5,026,893)                       $   3,507,123    $   4,251,565      $   4,934,101
                                          -------------    -------------      -------------
              Total Invested Assets           3,507,123        4,251,565          4,934,101

Other Liabilities                                   (24)             (23)             5,443
                                          -------------    -------------      -------------

Net Assets                                $   3,507,099    $   4,251,542      $   4,939,544
                                          =============    =============      =============





                                       PUTNAM VARIABLE                              TOUCHSTONE VARIABLE
                                       TRUST - CLASS IB                                SERIES TRUST
                                     (UNAFFILIATED ISSUER)                           (AFFILIATED ISSUER)
                                     --------------------    -------------------------------------------------------------------
                                        INTERNATIONAL        BARON SMALL   EMERGING    THIRD AVENUE    EAGLE CAP     ENHANCED 30
                                        EQUITY FUND           CAP FUND    GROWTH FUND   VALUE FUND    APPREC FUND       FUND
                                        SUB-ACCOUNT          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                       ---------------       -----------  -----------  ------------   -----------    -----------
Assets
   Investments in securities of
     unaffiliated
     issuers, at fair value
     (cost $8,744,156)                 $    10,352,887

     Investments in securities
         of affiliated
         issuers, at fair value
         (cost $262,754;
         $20,922,041; $2,014,780;
         $1,918,115; $1,583,236;
         $4,439,366; $20,704,305;
         $17,612,588,$12,780,264,
         $11,395,406; $10,331,010)                           $   270,645  $21,774,719  $  2,589,039   $ 2,234,916    $ 1,584,088
                                       ---------------       -----------  -----------  ------------   -----------    -----------
              Total Invested Assets    $    10,352,887           270,645   21,774,719     2,589,039     2,234,916      1,584,088

Other Liabilities                                    8                 1          121            (1)           (1)            (2)
                                       ---------------       -----------  -----------  ------------   -----------    -----------

Net Assets                             $    10,352,895       $   270,646  $21,774,840  $  2,589,038   $ 2,234,915    $ 1,584,086
                                       ===============       ===========  ===========  ============   ===========    ===========




                                                                   TOUCHSTONE VARIABLE
                                                                       SERIES TRUST
                                                                   (AFFILIATED ISSUER)
                                       -------------------------------------------------------------------------------
                                       VALUE PLUS  GROWTH & INCOME   BALANCED     HIGH YIELD   CORE BOND  MONEY MARKET
                                          FUND           FUND           FUND         FUND        FUND         FUND
                                       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                       -----------  ------------   -----------    ----------- -----------  -----------
Assets
   Investments in securities of
     unaffiliated
         issuers, at fair value
         (cost $8,744,156)

     Investments in securities
         of affiliated
         issuers, at fair value
         (cost $262,754;
         $20,922,041; $2,014,780;
         $1,918,115; $1,583,236;
         $4,439,366; $20,704,305;
         $17,612,588,$12,780,264,
         $11,395,406; $10,331,010)     $ 4,358,701  $ 20,225,090   $18,898,557    $13,144,454 $11,142,791  $10,331,010
                                       -----------  ------------   -----------    ----------- -----------  -----------
              Total Invested Assets      4,358,701    20,225,090    18,898,557     13,144,454  11,142,791   10,331,010

Other Liabilities                               (1)          (22)          (12)           (27)         (7)         287
                                       -----------  ------------   -----------    ----------- -----------  -----------

Net Assets                             $ 4,358,700  $ 20,225,068   $18,898,545    $13,144,427 $11,142,784  $10,331,297
                                       ===========  ============   ===========    =========== ===========  ===========



                             SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2003



                                                                                                                        MFS VIT
                                                               AIM V. I.   ALGER AMERICAN    ALGER      SCUDDER VIT    EMERGING
                                                  AIM V.I.    GOVERNMENT       SMALL       AMERICAN     EQUITY 500   GROWTH SERIES-
                                                  GROWTH      SECURITIES   CAPITALIZATION   GROWTH         INDEX     INITIAL CLASS
                                                SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                -----------   -----------   -----------   -----------   -----------   -----------
Income:
     Dividends                                  $        --   $    44,394   $        --   $        --   $    15,689   $        --
     Miscellaneous income (loss)                      1,246           240          (435)          618          (561)         (246)

Expenses:
     Mortality and expense risk, and
       administrative charge                         72,131        50,751        27,084        90,369        18,961        44,075
                                                -----------   -----------   -----------   -----------   -----------   -----------

     Net investment income (loss)                   (70,885)       (6,117)      (27,519)      (89,751)       (3,833)      (44,321)
                                                -----------   -----------   -----------   -----------   -----------   -----------

     Net change in unrealized appreciation
      (depreciation) on investments               3,556,346      (166,949)    1,051,547     3,377,685       324,218     2,139,603

     Realized gain on sale of fund shares                --           671            --            --            --            --

     Realized gain (loss) distributions          (2,096,546)      138,257      (326,683)   (1,357,622)       25,255    (1,278,897)
                                                -----------   -----------   -----------   -----------   -----------   -----------

Net realized and unrealized gain (loss)
 on investments                                   1,459,800       (28,021)      724,864     2,020,063       349,473       860,706
                                                -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
 resulting from operations                        1,388,915       (34,138)      697,345     1,930,312       345,640       816,385
                                                -----------   -----------   -----------   -----------   -----------   -----------

Contract owners activity:
     Payments received from contract owners         134,566       217,636       172,999       212,796        67,542        65,876

     Net transfers between subaccounts
      and/or fixed account                          (88,215)   (1,663,176)      209,378      (160,824)      655,039       (30,375)

     Withdrawals and surrenders                    (992,996)   (1,328,231)     (292,905)   (1,203,819)     (256,980)     (593,637)

     Contract maintenance charge                     (7,716)       (3,136)       (2,800)      (10,456)       (1,484)       (6,107)
                                                -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) from contract activity     (954,361)   (2,776,907)       86,672    (1,162,303)      464,117      (564,243)
                                                -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets               434,554    (2,811,045)      784,017       768,009       809,757       252,142
                                                -----------   -----------   -----------   -----------   -----------   -----------

Net assets, at beginning of period                5,281,855     4,431,465     1,736,341     6,461,239     1,202,663     3,254,957
                                                -----------   -----------   -----------   -----------   -----------   -----------

Net assets, at end of period                    $ 5,716,409   $ 1,620,420   $ 2,520,358   $ 7,229,248   $ 2,012,420   $ 3,507,099
                                                ===========   ===========   ===========   ===========   ===========   ===========





                                                  MFS VIT       PIMCO LONG-    PUTNAM VT
                                                 INVESTORS       TERM U.S.   INTERNATIONAL    TOUCHSTONE     TOUCHSTONE
                                               TRUST-INITIAL    GOVERNMENT    EQUITY-CLASS   BARON SMALL      EMERGING
                                                   CLASS           BOND         IB (a)          CAP (b)        GROWTH
                                                SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                                ------------   ------------   ------------   ------------   ------------
Income:
     Dividends                                  $     28,650   $    258,924   $         --   $         --   $         --
     Miscellaneous income (loss)                         297          1,811       (119,229)           196             97

Expenses:
     Mortality and expense risk, and
      administrative charge                           56,324         93,785         57,420            648        252,259
                                                ------------   ------------   ------------   ------------   ------------

     Net investment income (loss)                    (27,377)       166,950       (176,649)          (452)      (252,162)
                                                ------------   ------------   ------------   ------------   ------------

     Net change in unrealized appreciation
      (depreciation) on investments                1,304,653       (150,744)     1,656,344          7,981      6,928,774

     Realized gain on sale of fund shares                 --         30,417             --             --        178,323

     Realized gain (loss) distributions             (507,654)        69,541         75,762          2,669        170,964
                                                ------------   ------------   ------------   ------------   ------------

Net realized and unrealized gain (loss)
 on investments                                      796,999        (50,786)     1,732,106         10,650      7,278,061
                                                ------------   ------------   ------------   ------------   ------------

Net increase (decrease) in net assets
 resulting from operations                           769,622        116,164      1,555,457         10,198      7,025,899
                                                ------------   ------------   ------------   ------------   ------------

Contract owners activity:
     Payments received from contract owners           62,636        392,899         98,168        150,854        854,311

     Net transfers between subaccounts and/or
      fixed account                                  (95,670)    (1,914,973)     9,544,952        127,868         14,039

     Withdrawals and surrenders                     (856,956)    (1,346,549)      (841,215)       (18,244)    (3,567,975)

     Contract maintenance charge                      (6,145)        (6,868)        (4,467)           (30)       (23,259)
                                                ------------   ------------   ------------   ------------   ------------

Net increase (decrease) from contract activity      (896,135)    (2,875,491)     8,797,438        260,448     (2,722,884)
                                                ------------   ------------   ------------   ------------   ------------

Net increase (decrease) in net assets               (126,513)    (2,759,327)    10,352,895        270,646      4,303,015
                                                ------------   ------------   ------------   ------------   ------------

Net assets, at beginning of period                 4,378,055      7,698,871             --             --     17,471,825
                                                ------------   ------------   ------------   ------------   ------------

Net assets, at end of period                    $  4,251,542   $  4,939,544   $ 10,352,895   $    270,646   $ 21,774,840
                                                ============   ============   ============   ============   ============


  (a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
  (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
  (c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003.
  (d) Sub-Account name change from Large Cap Growth Fund to Eagle Capital Appreciation Fund effective November 1, 2003.
  (e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003.
  (f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund).
  (g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
      Fund).
  (h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund).

  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2003


                             SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

                         Period Ended December 31, 2003



                                                               TOUCHSTONE
                                                 TOUCHSTONE   EAGLE CAPITAL                              TOUCHSTONE
                                                THIRD AVENUE  APPRECIATION   TOUCHSTONE   TOUCHSTONE      GROWTH &      TOUCHSTONE
                                                 VALUE (c)        (d)       ENHANCED 30   VALUE PLUS       INCOME        BALANCED
                                                SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                -----------   -----------   -----------   -----------   ------------   ------------
Income:
   Dividends                                    $     1,363   $     2,377   $    15,401   $    35,583   $    692,755   $    111,561
   Miscellaneous income (loss)                         (237)      (22,388)          492          (193)        (1,575)          (268)

Expenses:
   Mortality and expense risk, and
    administrative charge                            21,684        14,495        18,297        46,569        242,743        245,152
                                                -----------   -----------   -----------   -----------   ------------   ------------

   Net investment income (loss)                     (20,558)      (34,506)       (2,404)      (11,179)       448,437       (133,859)
                                                -----------   -----------   -----------   -----------   ------------   ------------

   Net change in unrealized appreciation
    (depreciation) on investments                   795,868       329,707       473,042     1,173,416      5,403,548      3,707,145

   Realized gain on sale of fund shares                  --            --            --            --        123,078             --

   Realized gain (loss) distributions              (188,812)       16,109       (97,231)     (289,615)    (1,054,020)      (289,436)
                                                -----------   -----------   -----------   -----------   ------------   ------------

Net realized and unrealized gain
 (loss) on investments                              607,056       345,816       375,811       883,801      4,472,606      3,417,709
                                                -----------   -----------   -----------   -----------   ------------   ------------

Net increase (decrease) in net assets
 resulting from operations                          586,498       311,310       373,407       872,622      4,921,043      3,283,850
                                                -----------   -----------   -----------   -----------   ------------   ------------

Contract owners activity:
   Payments received from contract owners           154,961       138,445        58,129       122,491        487,255        551,859

   Net transfers between subaccounts
    and/or fixed account                            847,624     1,692,018       169,894       656,254      1,217,475        424,081

   Withdrawals and surrenders                      (271,836)     (107,297)     (231,758)     (570,928)    (4,371,494)    (4,381,789)

   Contract maintenance charge                       (1,558)       (1,065)       (1,670)       (3,540)       (19,442)       (16,465)
                                                -----------   -----------   -----------   -----------   ------------   ------------

Net increase (decrease) from contract activity      729,191     1,722,101        (5,405)      204,277     (2,686,206)    (3,422,314)
                                                -----------   -----------   -----------   -----------   ------------   ------------

Net increase (decrease) in net assets             1,315,689     2,033,411       368,002     1,076,899      2,234,837       (138,464)
                                                -----------   -----------   -----------   -----------   ------------   ------------

Net assets, at beginning of period                1,273,349       201,504     1,216,084     3,281,801     17,990,231     19,037,009
                                                -----------   -----------   -----------   -----------   ------------   ------------

Net assets, at end of period                    $ 2,589,038   $ 2,234,915   $ 1,584,086   $ 4,358,700   $ 20,225,068   $ 18,898,545
                                                ===========   ===========   ===========   ===========   ============   ============




                                                                                                                      TOUCHSTONE
                                             TOUCHSTONE     TOUCHSTONE                    TOUCHSTONE                   STANDBY
                                               HIGH           CORE         TOUCHSTONE    INTERNATIONAL   TOUCHSTONE    INCOME
                                             YIELD BOND      BOND (e)     MONEY MARKET    EQUITY (f)   GROWTH/VALUE(g)   (h)
                                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                            ------------   ------------   ------------   ------------   ----------   ------------
Income:
    Dividends                               $  1,070,875   $    418,169   $     89,475   $    119,362   $       --   $    114,135
    Miscellaneous income (loss)                   (2,868)        (1,851)      (304,845)           408       (1,938)         4,946

Expenses:
    Mortality and expense risk, and
     administrative charge                       172,744        181,084        121,912         70,848        2,935         54,884
                                            ------------   ------------   ------------   ------------   ----------   ------------

    Net investment income (loss)                 895,263        235,234       (337,282)        48,922       (4,873)        64,197
                                            ------------   ------------   ------------   ------------   ----------   ------------

    Net change in unrealized appreciation
     (depreciation) oninvestments              1,746,244       (134,401)         1,604     10,591,099      236,089         99,225

    Realized gain on sale of fund shares              --             --             --             --           --             --

    Realized gain (loss) distributions           (70,817)       165,168              1    (10,088,676)    (185,052)       (98,480)
                                            ------------   ------------   ------------   ------------   ----------   ------------

Net realized and unrealized gain
 (loss) on investments                         1,675,427         30,767          1,605        502,423       51,037            745
                                            ------------   ------------   ------------   ------------   ----------   ------------

Net increase (decrease) in net assets
 resulting from operations                     2,570,690        266,001       (335,677)       551,345       46,164         64,942
                                            ------------   ------------   ------------   ------------   ----------   ------------

Contract owners activity:
    Payments received from contract owners       387,822        384,406        392,537        183,730        3,546         43,688

    Net transfers between subaccounts
     and/or fixed account                        305,178     (1,229,753)    12,294,130     (9,650,100)    (665,156)   (11,836,842)

    Withdrawals and surrenders                (2,866,948)    (3,331,279)    (4,048,521)    (1,072,463)     (43,719)    (1,653,594)

    Contract maintenance charge                  (13,443)       (12,031)        (5,907)        (7,335)        (302)        (2,615)
                                            ------------   ------------   ------------   ------------   ----------   ------------

Net increase (decrease) from
 contract activity                            (2,187,391)    (4,188,657)     8,632,239    (10,546,168)    (705,631)   (13,449,363)
                                            ------------   ------------   ------------   ------------   ----------   ------------

Net increase (decrease) in net assets            383,299     (3,922,656)     8,296,562     (9,994,823)    (659,467)   (13,384,421)
                                            ------------   ------------   ------------   ------------   ----------   ------------

Net assets, at beginning of period            12,761,128     15,065,440      2,034,735      9,994,823      659,467     13,384,421
                                            ------------   ------------   ------------   ------------   ----------   ------------

Net assets, at end of period                $ 13,144,427   $ 11,142,784   $ 10,331,297   $         --   $       --   $         --
                                            ============   ============   ============   ============   ==========   ============


  (a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
  (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
  (c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Aven Value Fund effective April 28, 2003.
  (d) Sub-Account name change from Large Cap Growth Fund to Eagle Capital Appreciation Fund ective November 1, 2003.
  (e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effectiApril 28, 2003.
  (f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining ass transferred to Putnam International Equity
      Fund).
  (g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining a ts transferred to Touchstone Large Cap Growth
      Fund).
  (h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining a ts transferred Touchstone Money Market Fund).

  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2003


                             SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

               Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2002



                                                                  AIM V. I.     ALGER AMERICAN     ALGER         SCUDDER VIT
                                                   AIM V.I.      GOVERNMENT         SMALL         AMERICAN        EQUITY 500
                                                   GROWTH        SECURITIES     CAPITALIZATION     GROWTH         INDEX (a)
                                                 SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                -------------   -------------   -------------   -------------   -------------
Income:
     Dividends                                  $          --   $      84,520   $          --   $       4,038   $      14,320
     Miscellaneous income (loss)                       25,112            (687)         14,171          16,678           8,311

Expenses:
     Mortality and expense risk,
      and administrative charge                        99,110          39,862          33,317         130,983          19,588
                                                -------------   -------------   -------------   -------------   -------------

     Net investment income (loss)                     (73,998)         43,971         (19,146)       (110,267)          3,043
                                                -------------   -------------   -------------   -------------   -------------

     Net change in unrealized appreciation
      (depreciation) on investments                 1,658,634         129,469         512,909       1,397,712          44,708

     Realized gain on sale of fund shares                  --              --              --              --              --

     Realized gain (loss) distributions            (4,610,460)         67,904      (1,335,822)     (5,422,397)       (441,770)
                                                -------------   -------------   -------------   -------------   -------------

Net realized and unrealized gain (loss)
  on investments                                   (2,951,826)        197,373        (822,913)     (4,024,685)       (397,062)
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
 resulting from operations                         (3,025,824)        241,344        (842,059)     (4,134,952)       (394,019)
                                                -------------   -------------   -------------   -------------   -------------

Contract owners activity:
     Payments received from contract owners           302,015         119,917          86,602         377,547          94,615

     Net transfers between subaccounts
      and/or fixed account                           (660,186)      2,841,192        (259,171)     (1,408,697)        260,977

     Withdrawals and surrenders                    (1,600,565)       (579,034)       (630,920)     (2,406,009)       (254,730)

     Contract maintenance charge                       (9,539)         (1,864)         (3,004)        (13,051)         (1,424)
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) from contract activity     (1,968,275)      2,380,211        (806,493)     (3,450,210)         99,438
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) in net assets              (4,994,099)      2,621,555      (1,648,552)     (7,585,162)       (294,581)
                                                -------------   -------------   -------------   -------------   -------------

Net assets, at beginning of period                 10,275,954       1,809,910       3,384,893      14,046,401       1,497,244
                                                -------------   -------------   -------------   -------------   -------------

Net assets, at end of period                    $   5,281,855   $   4,431,465   $   1,736,341   $   6,461,239   $   1,202,663
                                                =============   =============   =============   =============   =============




                                                   MFS VIT                       PIMCO LONG-
                                                   EMERGING        MFS VIT        TERM U.S.       TOUCHSTONE      TOUCHSTONE
                                                GROWTH SERIES-  INVESTORS TRUST   GOVERNMENT     INTERNATIONAL     EMERGING
                                                INITIAL CLASS   INITIAL CLASS      BOND            EQUITY          GROWTH
                                                 SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                -------------   -------------   -------------   -------------   -------------
Income:
     Dividends                                  $          --   $      35,607   $     449,184   $      82,136   $     412,090
     Miscellaneous income (loss)                       12,390           2,899          (4,075)          1,912          10,980

Expenses:
     Mortality and expense risk,
      and administrative charge                        62,838          81,700          91,561         172,891         308,921
                                                -------------   -------------   -------------   -------------   -------------

     Net investment income (loss)                     (50,448)        (43,194)        353,548         (88,843)        114,149
                                                -------------   -------------   -------------   -------------   -------------

     Net change in unrealized appreciation
      (depreciation) on investments                   825,983        (690,706)        326,957         450,201      (6,815,787)

     Realized gain on sale of fund shares                  --              --         155,320              --         401,808

     Realized gain (loss) distributions            (2,917,670)       (850,614)        131,158      (3,938,240)        255,118
                                                -------------   -------------   -------------   -------------   -------------

Net realized and unrealized gain (loss)
 on investments                                    (2,091,687)     (1,541,320)        613,435      (3,488,039)     (6,158,861)
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
 resulting from operations                         (2,142,135)     (1,584,514)        966,983      (3,576,882)     (6,044,712)
                                                -------------   -------------   -------------   -------------   -------------

Contract owners activity:
     Payments received from contract owners           129,620         115,386         351,771         537,524         859,955

     Net transfers between subaccounts
      and/or fixed account                           (371,843)       (687,426)      1,340,613          (5,165)     (1,774,376)

     Withdrawals and surrenders                      (872,215)     (1,616,490)     (1,175,200)     (2,596,181)     (4,420,620)

     Contract maintenance charge                       (7,903)         (7,666)         (6,417)        (14,414)        (25,947)
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) from contract activity     (1,122,341)     (2,196,196)        510,767      (2,078,236)     (5,360,988)
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) in net assets              (3,264,476)     (3,780,710)      1,477,750      (5,655,118)    (11,405,700)
                                                -------------   -------------   -------------   -------------   -------------

Net assets, at beginning of period                  6,519,433       8,158,765       6,221,121      15,649,941      28,877,525
                                                -------------   -------------   -------------   -------------   -------------

Net assets, at end of period                    $   3,254,957   $   4,378,055   $   7,698,871   $   9,994,823   $  17,471,825
                                                =============   =============   =============   =============   =============


  (a) Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
  (b) Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002
  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2002


                             SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

                         Period Ended December 31, 2002



                                                TOUCHSTONE                  TOUCHSTONE                                 TOUCHSTONE
                                                 SMALL CAP     TOUCHSTONE    LARGE CAP    TOUCHSTONE    TOUCHSTONE      GROWTH &
                                                   VALUE      GROWTH/VALUE  GROWTH (b)    ENHANCED 30    VALUE PLUS      INCOME
                                                SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                -----------   -----------   -----------   -----------   -----------   ------------
Income:
     Dividends                                  $        --   $        --   $        --   $    16,661   $    40,893   $    727,061
     Miscellaneous income (loss)                      1,400          (322)        3,592           529        (4,447)         3,003

Expenses:
     Mortality and expense risk,
      and administrative charge                      17,709        12,879         3,206        19,805        63,547        301,859
                                                -----------   -----------   -----------   -----------   -----------   ------------

     Net investment income (loss)                   (16,309)      (13,201)          386        (2,615)      (27,101)       428,205
                                                -----------   -----------   -----------   -----------   -----------   ------------

     Net change in unrealized appreciation
      (depreciation) on investments                (351,379)     (238,561)      (14,021)     (242,886)   (1,023,283)    (4,232,449)

     Realized gain on sale of fund shares                --            --            --            --         1,380        732,241

     Realized gain (loss) distributions              (6,852)     (256,255)     (124,184)     (149,241)     (517,507)      (662,233)
                                                -----------   -----------   -----------   -----------   -----------   ------------

Net realized and unrealized gain (loss)
 on investments                                    (358,231)     (494,816)     (138,205)     (392,127)   (1,539,410)    (4,162,441)
                                                -----------   -----------   -----------   -----------   -----------   ------------

Net increase (decrease) in net assets
 resulting from operations                         (374,540)     (508,017)     (137,819)     (394,742)   (1,566,511)    (3,734,236)
                                                -----------   -----------   -----------   -----------   -----------   ------------

Contract owners activity:
     Payments received from contract owners          62,514       258,858        22,937        40,608       244,328        702,086

     Net transfers between subaccounts
      and/or fixed account                          410,603        18,782       (17,595)      129,182      (520,787)      (940,618)

     Withdrawals and surrenders                    (156,513)     (150,850)      (70,608)     (316,950)     (894,679)    (4,299,833)

     Contract maintenance charge                     (1,393)         (864)         (221)       (1,715)       (4,686)       (22,846)
                                                -----------   -----------   -----------   -----------   -----------   ------------

Net increase (decrease) from contract activity      315,211       125,926       (65,487)     (148,875)   (1,175,824)    (4,561,211)
                                                -----------   -----------   -----------   -----------   -----------   ------------

Net increase (decrease) in net assets               (59,329)     (382,091)     (203,306)     (543,617)   (2,742,335)    (8,295,447)
                                                -----------   -----------   -----------   -----------   -----------   ------------

Net assets, at beginning of period                1,332,678     1,041,558       404,810     1,759,701     6,024,136     26,285,678
                                                -----------   -----------   -----------   -----------   -----------   ------------

Net assets, at end of period                    $ 1,273,349   $   659,467   $   201,504   $ 1,216,084   $ 3,281,801   $ 17,990,231
                                                ===========   ===========   ===========   ===========   ===========   ============




                                                                 TOUCHSTONE                      TOUCHSTONE
                                                 TOUCHSTONE      HIGH YIELD      TOUCHSTONE        STANDBY        TOUCHSTONE
                                                  BALANCED          BOND            BOND           INCOME        MONEY MARKET
                                                 SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                -------------   -------------   -------------   -------------   -------------
Income:
     Dividends                                  $     404,500   $     915,800   $   1,309,865   $     474,079   $      21,867
     Miscellaneous income (loss)                        1,089           1,908          (2,431)          8,374             902

Expenses:
     Mortality and expense risk, and
      administrative charge                           297,312         191,571         216,992         203,804          20,341
                                                -------------   -------------   -------------   -------------   -------------

     Net investment income (loss)                     108,277         726,137       1,090,442         278,649           2,428
                                                -------------   -------------   -------------   -------------   -------------

     Net change in unrealized appreciation
      (depreciation) on investments                (2,044,556)       (214,606)       (362,138)          7,868              --

     Realized gain on sale of fund shares               1,880              --              --              --              --

     Realized gain (loss) distributions              (667,216)       (439,674)        274,633         (26,065)             --
                                                -------------   -------------   -------------   -------------   -------------

Net realized and unrealized gain (loss)
 on investments                                    (2,709,892)       (654,280)        (87,505)        (18,197)             --
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
 resulting from operations                         (2,601,615)         71,857       1,002,937         260,452           2,428
                                                -------------   -------------   -------------   -------------   -------------

Contract owners activity:
     Payments received from contract owners           520,959         413,020         462,363         427,411         271,904

     Net transfers between subaccounts
      and/or fixed account                         (1,032,159)       (471,547)        350,576        (821,859)      2,796,748

     Withdrawals and surrenders                    (3,598,690)     (2,621,318)     (3,280,827)     (4,517,263)     (2,030,733)

     Contract maintenance charge                      (19,105)        (14,376)        (13,540)         (8,375)         (1,274)
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) from contract activity     (4,128,995)     (2,694,221)     (2,481,428)     (4,920,086)      1,036,645
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) in net assets              (6,730,610)     (2,622,364)     (1,478,491)     (4,659,634)      1,039,073
                                                -------------   -------------   -------------   -------------   -------------

Net assets, at beginning of period                 25,767,619      15,383,492      16,543,931      18,044,055         995,662
                                                -------------   -------------   -------------   -------------   -------------

Net assets, at end of period                    $  19,037,009   $  12,761,128   $  15,065,440   $  13,384,421   $   2,034,735
                                                =============   =============   =============   =============   =============



  (a) Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
  (b) Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective tive May 1, 2002
  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2002


                             SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

                                December 31, 2003

1.  ORGANIZATION

Western-Southern Life Assurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995 with the issuance of the first Touchstone Variable Annuity contract, now called the Touchstone Gold Variable Annuity. The first Touchstone Select Variable Annuity contract was issued on March 2, 1998.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct. The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2.  SIGNIFICANT ACCOUNTING POLICIES

As of December 31, 2003, the Account has twenty investment sub-accounts: the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Scudder VIT Equity 500 Index Fund, MFS Emerging Growth Series - Initial Class, MFS Investors Trust Series - Initial Class, PIMCO Long-Term U.S. Government Bond Portfolio, Putnam VT International Equity Fund - Class IB, Touchstone Baron Small Cap Fund, Touchstone Emerging Growth Fund, Touchstone Third Avenue Value Fund, Touchstone Eagle Capital Appreciation Fund, Touchstone Enhanced 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Core Bond Fund, and Touchstone Money Market Fund. Each sub-account is an open-ended diversified management investment company. Investments are made in the sub-accounts and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the sub-account in which it is invested. A contractholder may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the variable annuity contracts.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

2.  SIGNIFICANT ACCOUNTING POLICIES (continued)

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

3.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2003 were as follows (year ended unless otherwise noted):

                                                   PURCHASES        SALES
                                                 ------------   ------------
  AIM Variable Insurance Funds, Inc.
       V.I. Growth Fund                          $    232,497   $  1,257,714
       V.I. Government Securities Fund                614,451      3,396,799

  The Alger American Fund
       Small Capitalization Portfolio                 444,636        385,554
       Growth Portfolio                               302,698      1,554,726

  Scudder Asset Management VIT Fund
       Equity 500 Index Fund                          808,155        347,903

  MFS Variable Insurance Trust
       Emerging Growth Series - Initial Class         186,158        794,694
       Investors Trust Series - Initial Class         172,178      1,095,635

  PIMCO Variable Insurance Trust
       Long-Term U.S. Government Bond Portfolio     1,390,524      4,074,616

  Putnam Variable Trust - Class IB
       International Equity Fund - Class IB (a)     9,820,924      1,152,530

  Touchstone Variable Series Trust
       Baron Small Cap (b)                            291,471         31,385
       Emerging Growth Fund                         1,255,112      4,051,924
       Third Avenue Value Fund (c)                  2,219,787      1,508,628
       Eagle Capital Appreciation Fund (d)          2,098,557        414,023
       Enhanced 30 Fund                               270,962        278,776
       Value Plus Fund                                971,962        781,389
       Growth & Income Fund                         2,412,739      4,526,992
       Balanced Fund                                  866,241      4,422,402
       High Yield Fund                              1,936,225      3,228,338
       Core Bond Fund (e)                           1,815,986      5,769,392
       Money Market Fund                           13,735,713      5,439,506
       International Equity Fund (f)                  586,367     11,084,207
       Growth/Value Fund (g)                           95,414        804,873
       Standby Income Fund (h)                        485,156     13,872,715
                                                 ------------   ------------

        Total                                    $ 43,013,915   $ 70,274,721
                                                 ============   ============

        (a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
        (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
        (c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003.
        (d) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective November 1, 2003.
        (e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003.
        (f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity Fund).
        (g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth Fund).
        (h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone M oney M arket Fund).

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

4.  EXPENSES AND RELATED PARTY TRANSACTIONS

Certain deductions for administrative and risk charges are deducted pro rata from the Accumulation Unit Values of each Sub-Account in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of 1.35% for the Touchstone Gold Variable Annuity. For the Touchstone Select Variable Annuity, the effective rates are 1.35% for the Standard Death Benefit (Option
1), 1.45% for the Annual Step Up Death Benefit (Option 2), and 1.55% for the Accumulating Death Benefit (Option 3).

The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender. For the Touchstone Gold Variable Annuity, the contract maintenance charge is $35 for the first ten contract years and the lesser of (a) $35 and (b) 0.17% of the contract value after the tenth contract anniversary. For the Touchstone Select Variable Annuity, the contract maintenance charge is $40 for the first ten contract years, and if the contract value is less than $50,000 after the tenth Contract Anniversary, the charge is the lesser of (a) $40 or (b) 0.14% of the Contract Value.

Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed on certain surrenders and partial withdrawals by the Company to cover expenses relating to promotion, sale and distribution of the contracts. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract. For the Touchstone Gold Variable Annuity, this charge ranges from 7% to 0% depending on the number of years since the payment was received. For the Touchstone Select Variable Annuity, this charge ranges from 8% to 0%, depending on the number of years since the payment was received.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5.  CHANGES IN UNITS OUTSTANDING

The following table shows a summary of changes in units outstanding for variable annuity contracts for the periods ended December 31, 2003 and 2002 (year ended unless otherwise noted):

TOUCHSTONE GOLD VARIABLE ANNUITY



                                                                               2003
                                                      ------------------------------------------------------
                                                                                   TRANSFERS
                                                        UNITS          UNITS      BETWEEN SUB-   NET INCREASE
                                                      PURCHASED      REDEEMED       ACCOUNTS      (DECREASE)
                                                      ----------    ----------     ----------     ----------
AIM V.I. Growth Fund                                      25,352      (195,343)       (28,503)      (198,494)
AIM V.I. Government Securities Fund                       17,458       (98,702)      (134,907)      (216,151)

Alger American Small Capitalization Portfolio             29,857       (41,515)        29,814         18,156
Alger American Growth Portfolio                           29,912      (168,138)       (28,622)      (166,848)

Scudder VIT Equity 500 Index Fund                          9,169       (28,141)        83,318         64,346

MFS VIT Emerging Growth Series - Initial Class             9,765       (84,373)        (1,335)       (75,943)
MFS VIT Investors Trust Series - Initial Class             8,687      (111,774)       (17,727)      (120,814)

PIMCO Long-Term U.S. Government Bond Portfolio            27,358       (89,005)      (140,764)      (202,411)

Putnam VT International Equity Fund - Class IB (a)         7,901       (65,515)       800,759        743,145

Touchstone Baron Small Cap Fund (b)                       11,998        (1,492)        10,463         20,969
Touchstone Emerging Growth Fund                           29,491      (126,943)         1,835        (95,617)
Touchstone Third Avenue Value Fund (c)                    15,537       (23,513)        85,385         77,409
Touchstone Eagle Cap Appreciation Fund (d)                19,632       (16,804)       260,795        263,623
Touchstone Enhanced 30 Fund                                7,096       (27,650)        22,827          2,273
Touchstone Value Plus Fund                                12,839       (60,039)        68,674         21,474
Touchstone Growth & Income Fund                           27,267      (247,305)        67,309       (152,729)
Touchstone Balanced Fund                                  28,156      (218,661)        15,434       (175,071)
Touchstone High Yield Fund                                34,254      (256,010)        28,563       (193,193)
Touchstone Core Bond Fund (e)                             23,716      (201,964)       (70,137)      (248,385)
Touchstone Money Market Fund                              38,655      (377,455)     1,118,095        779,295
Touchstone International Equity Fund (f)                  18,820      (111,618)      (895,163)      (987,961)
Touchstone Growth/Value Fund (g)                             636        (7,940)      (115,098)      (122,402)
Touchstone Standby Income Fund (h)                         3,156      (112,722)      (845,841)      (955,407)




                                                                               2002
                                                      ------------------------------------------------------
                                                                                   TRANSFERS
                                                        UNITS          UNITS      BETWEEN SUB-   NET INCREASE
                                                      PURCHASED      REDEEMED       ACCOUNTS      (DECREASE)
                                                      ----------    ----------     ----------     ----------
AIM V.I. Growth Fund                                      56,493      (274,821)      (148,640)      (366,968)
AIM V.I. Government Securities Fund                       10,044       (49,806)       239,478        199,716

Alger American Small Capitalization Portfolio             13,720       (95,905)       (59,431)      (141,616)
Alger American Growth Portfolio                           50,975      (295,433)      (198,136)      (442,594)

Scudder VIT Equity 500 Index Fund                         12,388       (33,015)        16,450         (4,177)

MFS VIT Emerging Growth Series - Initial Class            17,075      (120,400)       (61,653)      (164,978)
MFS VIT Investors Trust Series - Initial Class            14,965      (202,107)       (95,753)      (282,895)

PIMCO Long-Term U.S. Government Bond Portfolio            27,242       (91,018)       102,596         38,820

Putnam VT International Equity Fund - Class IB (a)            --            --             --             --

Touchstone Baron Small Cap Fund (b)                           --            --             --             --
Touchstone Emerging Growth Fund                           32,003      (150,803)       (70,024)      (188,824)
Touchstone Third Avenue Value Fund (c)                     6,413       (15,731)        34,129         24,811
Touchstone Eagle Cap Appreciation Fund (d)                 2,858        (8,942)        (4,363)       (10,447)
Touchstone Enhanced 30 Fund                                4,676       (38,975)        17,079        (17,220)
Touchstone Value Plus Fund                                24,692       (70,957)       (55,215)      (101,480)
Touchstone Growth & Income Fund                           39,956      (237,004)       (59,462)      (256,510)
Touchstone Balanced Fund                                  26,565      (185,222)       (57,167)      (215,824)
Touchstone High Yield Fund                                43,511      (265,743)       (51,463)      (273,695)
Touchstone Core Bond Fund (e)                             31,103      (196,403)        23,462       (141,838)
Touchstone Money Market Fund                              26,834      (195,603)       270,987        102,218
Touchstone International Equity Fund (f)                  48,648      (222,104)        (7,311)      (180,767)
Touchstone Growth/Value Fund (g)                          37,228       (26,164)       (10,162)           902
Touchstone Standby Income Fund (h)                        31,665      (340,328)       (59,542)      (368,205)


(a) For the period July 28, 2003 (commencement of operations) to December 31,
    2003
(b) For the period April 28, 2003 (commencement of operations) to December 31, 2003
(c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
(d) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective November 1, 2003
(e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond fund effective April 28, 2003
(f) For the Period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
    Fund)
(g) For the Period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
    Fund)
(h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5.  CHANGES IN UNITS OUTSTANDING  (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 1



                                                                             2003
                                                      --------------------------------------------------
                                                                                 TRANSFERS
                                                        UNITS        UNITS      BETWEEN SUB-  NET INCREASE
                                                      PURCHASED    REDEEMED      ACCOUNTS      (DECREASE)
                                                      ---------    ---------     ---------     ---------
AIM V.I. Growth Fund                                      1,426       (1,284)          409           551
AIM V.I. Government Securities Fund                          10       (5,121)           (8)       (5,119)

Alger American Small Capitalization Portfolio               142       (6,852)         (876)       (7,586)
Alger American Growth Portfolio                             925       (5,181)          224        (4,032)

Scudder VIT Equity 500 Index Fund                           107       (2,340)           73        (2,160)

MFS VIT Emerging Growth Series - Initial Class              512       (6,234)        2,240        (3,482)
MFS VIT Investors Trust Series - Initial Class               75       (6,370)          965        (5,330)

PIMCO Long-Term U.S. Government Bond Portfolio                4           (2)           70            72

Putnam VT International Equity Fund - Class IB (a)          124       (2,403)       13,480        11,201

Touchstone Emerging Growth Fund                             314       (1,687)       (2,555)       (3,928)
Touchstone Third Avenue Value Fund (b)                       52         (690)         (238)         (876)
Touchstone Enhanced 30 Fund                                 167         (393)           13          (213)
Touchstone Value Plus Fund                                  109          (19)       (1,754)       (1,664)
Touchstone Growth & Income Fund                             354       (2,554)        1,415          (785)
Touchstone Balanced Fund                                     67       (1,855)       (1,013)       (2,801)
Touchstone High Yield Fund                                  213       (1,535)         (125)       (1,447)
Touchstone Core Bond Fund (c)                               601       (1,572)          576          (395)
Touchstone Money Market Fund                                 73       (6,825)       10,257         3,505
Touchstone International Equity Fund (d)                    320       (1,684)      (27,276)      (28,640)
Touchstone Standby Income Fund (e)                          111         (200)       (9,384)       (9,473)




                                                                             2002
                                                      --------------------------------------------------
                                                                                 TRANSFERS
                                                        UNITS        UNITS      BETWEEN SUB-  NET INCREASE
                                                      PURCHASED    REDEEMED      ACCOUNTS     (DECREASE)
                                                      ---------    ---------     ---------     ---------
AIM V.I. Growth Fund                                      1,617       (3,099)          736          (746)
AIM V.I. Government Securities Fund                          17         (463)          201          (245)

Alger American Small Capitalization Portfolio               579         (204)         (803)         (428)
Alger American Growth Portfolio                           1,026       (3,580)       (1,332)       (3,886)

Scudder VIT Equity 500 Index Fund                            99          (41)          934           992

MFS VIT Emerging Growth Series - Initial Class              944       (1,832)         (835)       (1,723)
MFS VIT Investors Trust Series - Initial Class              192       (3,855)         (674)       (4,337)

PIMCO Long-Term U.S. Government Bond Portfolio                8         (271)          (84)         (347)

Putnam VT International Equity Fund - Class IB (a)           --           --            --            --

Touchstone Emerging Growth Fund                             254       (3,619)        1,155        (2,210)
Touchstone Third Avenue Value Fund (b)                       72         (307)       (1,072)       (1,307)
Touchstone Enhanced 30 Fund                                 450          (79)          (59)          312
Touchstone Value Plus Fund                                  132       (1,292)         (762)       (1,922)
Touchstone Growth & Income Fund                             251       (5,425)           64        (5,110)
Touchstone Balanced Fund                                    156       (5,520)         (406)       (5,770)
Touchstone High Yield Fund                                  338       (7,761)       (1,348)       (8,771)
Touchstone Core Bond Fund (c)                               207       (5,153)           68        (4,878)
Touchstone Money Market Fund                                 --           --            --            --
Touchstone International Equity Fund (d)                    949       (5,114)         (783)       (4,948)
Touchstone Standby Income Fund (e)                          406       (3,122)        2,529          (187)


(a) For the period July 28, 2003 (commencement of operations) to December 31,
    2003
(b) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
(c) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
(d) For the Period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
    Fund)
(e) For the Period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5.  CHANGES IN UNITS OUTSTANDING  (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 2



                                                                          2003
                                                    -------------------------------------------------
                                                                              TRANSFERS
                                                      UNITS      UNITS       BETWEEN SUB-  NET INCREASE
                                                    PURCHASED   REDEEMED      ACCOUNTS     (DECREASE)
                                                    --------    ---------     ---------     ---------
AIM V.I. Growth Fund                                     887       (5,845)        1,874        (3,084)
AIM V.I. Government Securities Fund                       16       (3,886)       (1,716)       (5,586)

Alger American Small Capitalization Portfolio            189         (467)        3,215         2,937
Alger American Growth Portfolio                          630       (4,703)         (577)       (4,650)

Scudder VIT Equity 500 Index Fund                         93       (7,327)        8,178           944

MFS VIT Emerging Growth Series - Initial Class           218       (2,087)      (13,070)      (14,939)
MFS VIT Investors Trust Series - Initial Class           262       (3,038)          231        (2,545)

PIMCO Long-Term U.S. Government Bond Portfolio            10       (4,490)        1,883        (2,597)

Putnam VT International Equity Fund - Class IB (a)       186       (2,690)       26,052        23,548

Touchstone Emerging Growth Fund                          233       (3,379)       (6,217)       (9,363)
Touchstone Third Avenue Value Fund (b)                    14       (5,013)        1,449        (3,550)
Touchstone Enhanced 30 Fund                               36          (86)           (7)          (57)
Touchstone Value Plus Fund                                80       (2,281)       (2,275)       (4,476)
Touchstone Growth & Income Fund                          406       (8,080)       (4,354)      (12,028)
Touchstone Balanced Fund                                 226       (7,027)       11,091         4,290
Touchstone High Yield Fund                               340       (5,549)       (1,446)       (6,655)
Touchstone Core Bond Fund (c)                            193       (9,814)       (8,471)      (18,092)
Touchstone Money Market Fund                              65      (15,874)       38,113        22,304
Touchstone International Equity Fund (d)                 927       (3,070)      (52,977)      (55,120)
Touchstone Standby Income Fund (e)                        33      (12,898)      (23,603)      (36,468)





                                                                             2002
                                                      ------------------------------------------------
                                                                                TRANSFERS
                                                        UNITS       UNITS      BETWEEN SUB- NET INCREASE
                                                      PURCHASED   REDEEMED      ACCOUNTS     (DECREASE)
                                                      --------    ---------     ---------    ---------
AIM V.I. Growth Fund                                       742      (17,157)       (9,952)      (26,367)
AIM V.I. Government Securities Fund                         78       (1,457)        3,666         2,287

Alger American Small Capitalization Portfolio              221       (1,764)       (2,807)       (4,350)
Alger American Growth Portfolio                            559      (18,945)      (18,992)      (37,378)

Scudder VIT Equity 500 Index Fund                          226       (2,262)       13,909        11,873

MFS VIT Emerging Growth Series - Initial Class             201       (3,861)       (9,595)      (13,255)
MFS VIT Investors Trust Series - Initial Class             216       (6,742)       (8,550)      (15,076)

PIMCO Long-Term U.S. Government Bond Portfolio              31       (2,917)          424        (2,462)

Putnam VT International Equity Fund - Class IB (a)          --           --            --            --

Touchstone Emerging Growth Fund                            195      (10,471)       (3,512)      (13,788)
Touchstone Third Avenue Value Fund (b)                      13       (1,640)       10,684         9,057
Touchstone Enhanced 30 Fund                                 81         (688)       (1,076)       (1,683)
Touchstone Value Plus Fund                                 154      (14,021)      (13,625)      (27,492)
Touchstone Growth & Income Fund                            160       (6,243)        2,802        (3,281)
Touchstone Balanced Fund                                   292       (4,793)        3,311        (1,190)
Touchstone High Yield Fund                                 563       (7,049)       (2,968)       (9,454)
Touchstone Core Bond Fund (c)                              476      (26,839)        5,557       (20,806)
Touchstone Money Market Fund                                --           --            --            --
Touchstone International Equity Fund (d)                 1,194      (17,434)        2,652       (13,588)
Touchstone Standby Income Fund (e)                         535      (13,873)        8,017        (5,321)


(a) For the period July 28, 2003 (commencement of operations) to December 31,
    2003
(b) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
(c) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
(d) For the Period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
    Fund)
(e) For the Period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements


5.  CHANGES IN UNITS OUTSTANDING (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 3



                                                                          2003
                                                     -------------------------------------------------
                                                                               TRANSFERS
                                                      UNITS        UNITS      BETWEEN SUB-  NET INCREASE
                                                     PURCHASED   REDEEMED      ACCOUNTS     (DECREASE)
                                                     ---------   ---------     ---------    ----------
AIM V.I. Growth Fund                                       28       (2,433)        2,654           249
AIM V.I. Government Securities Fund                        --       (1,803)         (518)       (2,321)

Alger American Small Capitalization Portfolio              --       (1,828)           56        (1,772)
Alger American Growth Portfolio                            22       (3,964)        1,005        (2,937)

Scudder VIT Equity 500 Index Fund                          --       (1,378)        1,197          (181)

MFS VIT Emerging Growth Series - Initial Class             22       (1,967)        2,137           192
MFS VIT Investors Trust Series - Initial Class             --       (1,182)          278          (904)

PIMCO Long-Term U.S. Government Bond Portfolio             --       (1,140)            6        (1,134)

Putnam VT International Equity Fund - Class IB (a)         14       (1,495)       22,795        21,314

Touchstone Emerging Growth Fund                           129       (1,538)       (3,195)       (4,604)
Touchstone Third Avenue Value Fund (b)                     --       (1,544)          383        (1,161)
Touchstone Enhanced 30 Fund                                --       (1,790)           (3)       (1,793)
Touchstone Value Plus Fund                                 --         (668)          348          (320)
Touchstone Growth & Income Fund                           184       (4,846)       (2,918)       (7,580)
Touchstone Balanced Fund                                   59       (2,784)       (5,169)       (7,894)
Touchstone High Yield Fund                                125       (3,644)       (4,492)       (8,011)
Touchstone Core Bond Fund (c)                              --       (3,762)       (3,770)       (7,532)
Touchstone Money Market Fund                               --         (368)       17,282        16,914
Touchstone International Equity Fund (d)                  199       (3,180)      (38,306)      (41,287)
Touchstone Standby Income Fund (e)                         --          (87)      (15,540)      (15,627)





                                                                          2002
                                                      ------------------------------------------------
                                                                               TRANSFERS
                                                      UNITS        UNITS      BETWEEN SUB-  NET INCREASE
                                                     PURCHASED   REDEEMED      ACCOUNTS     (DECREASE)
                                                      -------    ---------     ---------     ---------
AIM V.I. Growth Fund                                       61       (1,149)       (2,505)       (3,593)
AIM V.I. Government Securities Fund                        --       (1,668)        1,953           285

Alger American Small Capitalization Portfolio              --         (124)         (107)         (231)
Alger American Growth Portfolio                            60       (1,004)           72          (872)

Scudder VIT Equity 500 Index Fund                          --           (2)          265           263

MFS VIT Emerging Growth Series - Initial Class             47         (179)          (88)         (220)
MFS VIT Investors Trust Series - Initial Class              1         (244)          118          (125)

PIMCO Long-Term U.S. Government Bond Portfolio              4         (774)           20          (750)

Putnam VT International Equity Fund - Class IB (a)         --           --            --            --

Touchstone Emerging Growth Fund                            91         (976)           21          (864)
Touchstone Third Avenue Value Fund (b)                      1          (98)          130            33
Touchstone Enhanced 30 Fund                                --         (123)          103           (20)
Touchstone Value Plus Fund                                 --         (161)           66           (95)
Touchstone Growth & Income Fund                           118       (2,575)        1,875          (582)
Touchstone Balanced Fund                                   57       (2,196)       (1,434)       (3,573)
Touchstone High Yield Fund                                 95       (2,361)       (1,118)       (3,384)
Touchstone Core Bond Fund (c)                               6       (3,110)         (489)       (3,593)
Touchstone Money Market Fund                               --           --            --            --
Touchstone International Equity Fund (d)                  133       (2,904)        2,440          (331)
Touchstone Standby Income Fund (e)                          2         (495)       (1,484)       (1,977)


(a) For the period July 28, 2003 (commencement of operations) to December 31,
    2003
(b) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
(c) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
(d) For the Period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
    Fund)
(e) For the Period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6.  UNIT VALUES AND FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the years or periods ended December 31, 2003, December 31, 2002 and December 31, 2001. Twenty unit values are calculated for the Touchstone Gold Variable Annuity. Eighteen unit values are calculated for each of the death benefit options in the Touchstone Select Variable Annuity.



                                                                                      AT DECEMBER 31, 2003
                                                                         -------------------------------------------
                                                         BEGINNING                        ENDING
                                                         UNIT VALUE        UNITS        UNIT VALUE       NET ASSETS
                                                           RANGE          (000s)          RANGE            (000s)
                                                    ------------------   --------   ------------------   -----------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                 $ 4.29 to $ 4.32      1,023      $ 5.54 to $ 5.59    $  5,716
   V.I. Government Securities Fund                   12.16 to 12.25         133       12.10 to 12.21        1,620
The Alger American Fund
   Small Capitalization Portfolio                     4.93 to 4.96          362        6.91 to 6.97         2,520
   Growth Portfolio                                   5.79 to 5.83          930        7.70 to 7.77         7,229
Scudder Asset Management VIT Fund
   Equity 500 Index Fund                              6.15 to 6.18          258        7.76 to 7.81         2,012
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class             5.54 to 5.58          489        7.11 to 7.17         3,507
   Investors Trust Series - Initial Class             6.51 to 6.56          538        7.84 to 7.91         4,252
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio          13.88 to 13.98         345       14.20 to 14.33        4,940
Putnam Variable Trust - Class IB (a)
   International Equity Fund                              10.00             799       12.94 to 12.95       10,353
Touchstone Variable Series Trust
   Baron Small Cap (b)                                    10.00              21            12.90             271
   Emerging Growth Fund                              13.26 to 23.49         669       19.23 to 34.14       21,775
   Third Avenue Value Fund (c)                        7.77 to 7.83          235       10.94 to 11.04        2,589
   Eagle Capital Appreciation Fund (d)                     5.76             299            7.48             2,235
   Enhanced 30 Fund                                   6.75 to 6.80          179        8.76 to 8.84         1,584
   Value Plus Fund                                    8.16 to 8.23          414       10.42 to 10.54        4,359
   Growth & Income Fund                               8.65 to 15.59       1,025       11.31 to 20.44       20,225
   Balanced Fund                                     10.92 to 18.34         893       13.07 to 22.00       18,899
   High Yield Fund                                    9.57 to 9.64        1,115       11.68 to 11.79       13,144
   Core Bond Fund (e)                                12.41 to 15.41         718       12.65 to 15.74       11,143
   Money Market Fund                                 10.00 to 10.14       1,023        9.96 to 10.11       10,331
   International Equity Fund (f)                      6.05 to 9.35           --             --                 --
   Growth/Value Fund (g)                                   5.39              --             --                 --
   Standby Income Fund (h)                           11.71 to 13.25          --             --                 --



                                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                    --------------------------------------------------------
                                                    INVESTMENT (1)   EXPENSE RATIO (2)      TOTAL RETURN (3)
                                                     INCOME RATIO        RANGE                  RANGE
                                                    --------------   -----------------    ------------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                       --          1.35% to 1.55%       29.24% to 29.49%
   V.I. Government Securities Fund                      1.47%         1.35% to 1.55%        -.47% to -.28%
The Alger American Fund
   Small Capitalization Portfolio                         --          1.35% to 1.55%       40.17% to 40.45%
   Growth Portfolio                                       --          1.35% to 1.55%       33.10% to 33.36%
Scudder Asset Management VIT Fund
   Equity 500 Index Fund                                0.98%         1.35% to 1.55%       26.20% to 26.45%
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                 --          1.35% to 1.55%       28.24% to 28.49%
   Investors Trust Series - Initial Class               0.66%         1.35% to 1.55%       20.28% to 20.52%
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio             4.10%         1.35% to 1.55%        2.31% to 2.51%
Putnam Variable Trust - Class IB (a)
   International Equity Fund                              --          1.35% to 1.55%       29.37% to 29.54%
Touchstone Variable Series Trust
   Baron Small Cap (b)                                    --              1.35%                 29.01%
   Emerging Growth Fund                                   --          1.35% to 1.55%       45.02% to 45.30%
   Third Avenue Value Fund (c)                          0.07%         1.35% to 1.55%       40.75% to 41.03%
   Eagle Capital Appreciation Fund (d)                  0.20%             1.35%                 29.95%
   Enhanced 30 Fund                                     1.10%         1.35% to 1.55%       29.85% to 30.10%
   Value Plus Fund                                      0.93%         1.35% to 1.55%       27.74% to 27.99%
   Growth & Income Fund                                 3.63%         1.35% to 1.55%       30.81% to 31.07%
   Balanced Fund                                        0.59%         1.35% to 1.55%       19.72% to 19.95%
   High Yield Fund                                      8.27%         1.35% to 1.55%       22.09% to 22.34%
   Core Bond Fund (e)                                   3.19%         1.35% to 1.55%        1.91% to 2.11%
   Money Market Fund                                    1.45%         1.35% to 1.55%        -.41% to -.33%
   International Equity Fund (f)                        2.39%         1.35% to 1.55%              --
   Growth/Value Fund (g)                                  --              1.35%                   --
   Standby Income Fund (h)                              1.71%         1.35% to 1.55%              --


  (a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
  (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
  (c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003.
  (d) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Captial Appreciation Fund effective November 1, 2003.
  (e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003.
  (f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund).
  (g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
      Fund).
  (h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assetst transferred to Touchstone Money Market
      Fund).

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: The Company has adopted AICPA Statement of Position 03-5, Financial
      Highlights of Separate Accounts (SOP 03-5) for the period ended December 31, 2003. As permitted by SOP 03-5 , the Company has not restated financial highlight data for prior periods.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6.  UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)



                                                                                             AT DECEMBER 31, 2002
                                                                            -------------------------------------------------
                                                        BEGINNING                              ENDING
                                                       UNIT VALUE             UNITS          UNIT VALUE          NET ASSETS
                                                    LOWEST TO HIGHEST        (000s)       LOWEST TO HIGHEST         (000s)
                                                    -----------------       ----------    ------------------    -------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                 $ 6.31 to $ 6.34          1,224        $ 4.29 to $ 4.32       $   5,282
   V.I. Government Securities Fund                   11.27 to 11.33             362         12.16 to 12.25            4,431
The Alger American Fund
   Small Capitalization Portfolio                     6.78 to 6.82              350          4.93 to 4.96             1,736
   Growth Portfolio                                   8.77 to 8.82            1,109          5.79 to 5.83             6,461
Scudder Asset Management VIT Fund *
   Equity 500 Index Fund                              8.03 to 8.06              195          6.15 to 6.18             1,203
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class             8.50 to 8.54              583          5.54 to 5.58             3,255
   Investors Trust Series - Initial Class             8.37 to 8.41              667          6.51 to 6.56             4,378
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio          11.99 to 12.05             551         13.88 to 13.98            7,699
Touchstone Variable Series Trust
   International Equity Fund                          8.05 to 12.40           1,113          6.05 to 9.35             9,995
   Emerging Growth Fund                              17.34 to 30.65             783         13.26 to 23.49           17,472
   Small Cap Value Fund                              10.19 to 10.25             163          7.77 to 7.83             1,273
   Growth/Value Fund                                      8.57                  122              5.39                   659
   Large Cap Growth Fund **                               8.91                   35              5.76                   202
   Enhanced 30 Fund                                   8.86 to 8.91              179          6.75 to 6.80             1,216
   Value Plus Fund                                   11.29 to 11.37             399          8.16 to 8.23             3,282
   Growth & Income Fund                              10.32 to 18.57           1,198          8.65 to 15.59           17,990
   Balanced Fund                                     12.20 to 20.45           1,075         10.92 to 18.34           19,037
   High Yield Fund                                    9.45 to 9.50            1,325          9.57 to 9.64            12,761
   Bond Fund                                         11.68 to 14.47             992         12.41 to 15.41           15,065
   Standby Income Fund                               11.53 to 13.03           1,017         11.71 to 13.25           13,384
   Money Market Fund                                      10.12                 201              10.14                2,035




                                                                    FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                      -----------------------------------------------------------
                                                        INVESTMENT        EXPENSE RATIO          TOTAL RETURN
                                                       INCOME RATIO     LOWEST TO HIGHEST      LOWEST TO HIGHEST
                                                      ---------------   -----------------     -------------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                          --          1.35% to 1.55%       -32.03% to -31.89%
   V.I. Government Securities Fund                         2.71%         1.35% to 1.55%         7.92% to 8.13%
The Alger American Fund
   Small Capitalization Portfolio                            --          1.35% to 1.55%       -27.35% to -27.21%
   Growth Portfolio                                        0.04%         1.35% to 1.55%       -34.02% to -33.89%
Scudder Asset Management VIT Fund *
   Equity 500 Index Fund                                   1.06%         1.35% to 1.55%       -23.50% to -23.35%
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                    --          1.35% to 1.55%       -34.77% to -34.64%
   Investors Trust Series - Initial Class                  0.57%         1.35% to 1.55%       -22.17% to -22.02%
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio                6.45%         1.35% to 1.55%        15.79% to 16.02%
Touchstone Variable Series Trust
   International Equity Fund                               0.64%         1.35% to 1.55%       -24.75% to -24.60%
   Emerging Growth Fund                                    1.78%         1.35% to 1.55%       -23.50% to -23.35%
   Small Cap Value Fund                                      --          1.35% to 1.55%       -23.73% to -23.58%
   Growth/Value Fund                                         --              1.35%                  -37.15%
   Large Cap Growth Fund **                                  --              1.35%                  -35.36%
   Enhanced 30 Fund                                        1.12%         1.35% to 1.55%       -23.85% to -23.70%
   Value Plus Fund                                         0.88%         1.35% to 1.55%       -27.78% to -27.63%
   Growth & Income Fund                                    3.28%         1.35% to 1.55%       -16.21% to -16.04%
   Balanced Fund                                           1.81%         1.35% to 1.55%       -10.48% to -10.30%
   High Yield Fund                                         6.51%         1.35% to 1.55%         1.25% to 1.45%
   Bond Fund                                               8.29%         1.35% to 1.55%         6.28% to 6.49%
   Standby Income Fund                                     3.02%         1.35% to 1.55%         1.51% to 1.71%
   Money Market Fund                                       1.44%             1.35%                   0.24%


    * Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
    ** Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6.  UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)



                                                                                  AT DECEMBER 31, 2001
                                                                    --------------------------------------------
                                                                                    ENDING
                                                    BEGINNING                     UNIT VALUE
                                                    UNIT VALUE       UNITS        LOWEST TO         NET ASSETS
                                                LOWEST TO HIGHEST   (000s)         HIGHEST            (000s)
                                                ------------------  --------   ----------------   --------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                              $ 9.69 to $ 9.72      1,621   $ 6.31 to $ 6.34   $      10,276
   V.I. Government Securities Fund                10.75 to 10.79         160    11.27 to 11.33            1,810
The Alger American Fund
   Small Capitalization Portfolio                  9.77 to 9.80          497     6.78 to 6.82             3,385
   Growth Portfolio                               10.10 to 10.13       1,593     8.77 to 8.82            14,046
Deutsche Asset Management VIT Fund
   Equity 500 Index Fund                           9.29 to 9.30          186     8.03 to 8.06             1,497
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class         12.97 to 13.02         763     8.50 to 8.54             6,519
   Investors Trust Series - Initial Class         10.11 to 10.15         970     8.37 to 8.41             8,159
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio       11.50 to 11.53         516    11.99 to 12.05            6,221
Touchstone Variable Series Trust
   International Equity Fund                      11.62 to 17.87       1,313    8.05 to 12.40            15,650
   Emerging Growth Fund                           18.08 to 31.91         988    17.34 to 30.65           28,878
   Small Cap Value Fund                            9.07 to 9.10          130    10.19 to 10.25            1,333
   Growth/Value Fund *                                10.00              121         8.57                 1,042
   Equity Fund *                                      10.00               45         8.91                   405
   Enhanced 30 Fund                               10.17 to 10.20         198     8.86 to 8.91             1,760
   Value Plus Fund                                11.57 to 11.63         530    11.29 to 11.37            6,024
   Growth & Income Fund                           11.07 to 19.87       1,463    10.32 to 18.57           26,286
   Balanced Fund                                  12.07 to 20.19       1,301    12.20 to 20.45           25,768
   High Yield Fund                                 8.97 to 9.00        1,620     9.45 to 9.50            15,383
   Bond Fund                                      11.00 to 13.60       1,163    11.68 to 14.47           16,544
   Standby Income Fund                            11.18 to 12.61       1,393    11.53 to 13.03           18,044
   Money Market Fund *                                10.00               98        10.12                   996
   Income Opportunity Fund **                     8.32 to 14.89           --         --                      --





                                                        FOR THE PERIOD ENDED DECEMBER 31, 2001
                                                ------------------------------------------------------
                                                 INVESTMENT       EXPENSE RATIO        TOTAL RETURN
                                                INCOME RATIO    LOWEST TO HIGHEST   LOWEST TO HIGHEST
                                                -------------   -----------------   ------------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                 0.17%        1.35% to 1.55%     -34.90% to -34.77%
   V.I. Government Securities Fund                  3.35%        1.35% to 1.55%       4.78% to 4.99%
The Alger American Fund
   Small Capitalization Portfolio                   0.04%        1.35% to 1.55%     -30.60% to -30.46%
   Growth Portfolio                                 0.24%        1.35% to 1.55%     -13.17% to -13.00%
Deutsche Asset Management VIT Fund
   Equity 500 Index Fund                            0.79%        1.35% to 1.55%     -13.53% to -13.36%
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class             --         1.35% to 1.55%     -34.51% to -34.38%
   Investors Trust Series - Initial Class           0.71%        1.35% to 1.55%     -17.24% to -17.08%
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio         7.11%        1.35% to 1.55%       4.25% to 4.46%
Touchstone Variable Series Trust
   International Equity Fund                          --         1.35% to 1.55%     -30.76% to -30.62%
   Emerging Growth Fund                               --         1.35% to 1.55%      -4.12% to -3.93%
   Small Cap Value Fund                             0.38%        1.35% to 1.55%      12.40% to 12.63%
   Growth/Value Fund *                                --              1.35%              -14.27%
   Equity Fund *                                      --              1.35%              -10.90%
   Enhanced 30 Fund                                 0.81%        1.35% to 1.55%     -12.81% to -12.63%
   Value Plus Fund                                  1.13%        1.35% to 1.55%      -2.41% to -2.21%
   Growth & Income Fund                             3.38%        1.35% to 1.55%      -6.73% to -6.54%
   Balanced Fund                                    3.20%        1.35% to 1.55%       1.10% to 1.30%
   High Yield Fund                                 16.91%        1.35% to 1.55%       5.29% to 5.50%
   Bond Fund                                        5.91%        1.35% to 1.55%       6.19% to 6.40%
   Standby Income Fund                              5.05%        1.35% to 1.55%       3.13% to 3.33%
   Money Market Fund *                              1.75%             1.35%               1.18%
   Income Opportunity Fund **                      10.37%        1.35% to 1.55%             --


   *  For the period May 1, 2001 (commencement of operations) to December 31,
      2001
   ** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

7.  SHARES

A summary of shares invested for variable annuity contracts as of December 31, 2003 is listed below.

   AIM Variable Insurance Funds, Inc.
      V.I. Growth Fund                                    385,465  shares
      V.I. Government Securities Fund                     132,496  shares
   The Alger American Fund
      Small Capitalization Portfolio                      145,011  shares
      Growth Portfolio                                    217,161  shares
   Scudder Asset Management VIT Fund
      Equity 500 Index Fund                               172,889  shares
   MFS Variable Insurance Trust
      Emerging Growth Series - Initial Class              226,120  shares
      Investors Trust Series - Initial Class              260,194  shares
   PIMCO Variable Insurance Trust
      Long-Term U.S. Government Bond Portfolio            448,147  shares
   Putnam Variable Trust - Class IB
      International Equity Fund                           805,672  shares
   Touchstone Variable Series Trust
      Baron Small Cap Fund                                 18,730  shares
      Emerging Growth Fund                              1,108,692  shares
      Third Avenue Value Fund                             138,377  shares
      Eagle Capital Appreciation Fund                     195,019  shares
      Enhanced 30 Fund                                    178,188  shares
      Value Plus Fund                                     450,278  shares
      Growth & Income Fund                              2,040,877  shares
      Balanced Fund                                     1,259,064  shares
      High Yield Fund                                   1,618,775  shares
      Core Bond Fund                                    1,093,503  shares
      Money Market Fund                                10,331,010  shares
      International Equity Fund                                --  shares
      Growth/Value Fund                                        --  shares
      Standby Income Fund                                      --  shares

STATUTORY-BASIS FINANCIAL STATEMENTS


Western-Southern Life Assurance Company

YEARS ENDED DECEMBER 31, 2003 AND 2002 WITH REPORT OF INDEPENDENT AUDITORS

                     Western-Southern Life Assurance Company

                      Statutory-Basis Financial Statements

                     Years ended December 31, 2003 and 2002


                                    CONTENTS

Report of Independent Auditors ............................................  1

Financial Statements

Balance Sheets - Statutory-Basis ..........................................  2
Statements of Operations - Statutory-Basis ................................  3
Statements of Changes in Capital and Surplus - Statutory-Basis ............  4
Statements of Cash Flows - Statutory-Basis ................................  5
Notes to Statutory-Basis Financial Statements .............................  6

                         Report of Independent Auditors


Board of Directors
Western-Southern Life Assurance Company

We have audited the accompanying statutory-basis balance sheets of Western-Southern Life Assurance Company as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 2 and 9.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western-Southern Life Assurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.


                                                        /s/ Ernst & Young LLP


Cincinnati, Ohio
March 31, 2004

                     Western-Southern Life Assurance Company

                        Balance Sheets - Statutory-Basis



                                                                     DECEMBER 31
                                                                 2003           2002
                                                             -----------    ------------
                                                                   (IN THOUSANDS)
ADMITTED ASSETS

  Debt securities                                            $ 7,078,429    $  5,731,269
  Preferred and common stocks                                    170,601         233,715
  Mortgage loans                                                 435,644         440,577
  Policy loans                                                    49,685          50,000
  Real estate, held for the production of income                   7,207           7,349
  Cash, cash equivalents and short-term investments              154,751         566,850
  Other invested assets                                           82,031          89,579
                                                             -----------    ------------
  Total cash and invested assets                               7,978,348       7,119,339

  Premiums deferred and uncollected                               13,566           9,124
  Investment income due and accrued                               82,183          75,617
  Reinsurance due, held by parent                                    180              60
  Net deferred tax asset                                          49,795          78,993
  Other admitted assets                                              364             385
  Separate account assets                                        157,968         155,392
                                                             -----------    ------------
  Total admitted assets                                      $ 8,282,404    $  7,438,910
                                                             ===========    ============
LIABILITIES AND CAPITAL AND SURPLUS

  Policy reserves                                            $ 7,217,152    $  6,163,655
  Liability for deposit-type contracts                            44,565          41,883
  Policy and contract claims in process of settlement              4,978           3,943
  Amounts due to/(from) affiliates:
   Federal income taxes payable                                   10,535           6,617
   General expenses                                               18,924         (13,584)
  Liability for temporary investments held for affiliates        187,485         254,884
  Borrowed money and interest                                    118,480         212,816
  Other liabilities                                               45,269         209,337
  Interest maintenance reserve                                    31,023          24,224
  Asset valuation reserves                                        24,967           5,473
  Separate account liabilities                                   157,968         155,392
                                                             -----------    ------------
  Total liabilities                                            7,861,346       7,064,640

  Common stock, $1 par value, authorized 10,000 shares,
   issued and outstanding 2,500 shares                             2,500           2,500
  Paid-in surplus                                                379,940         353,621
  Unassigned surplus                                              38,618          18,149
                                                             -----------    ------------
  Total capital and surplus                                      421,058         374,270
                                                             -----------    ------------
  Total liabilities and capital and surplus                  $ 8,282,404    $  7,438,910
                                                             ===========    ============



                            SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

                   Statements of Operations - Statutory-Basis



                                                                                   YEAR ENDED DECEMBER 31
                                                                                   2003             2002
                                                                               ------------     ------------
                                                                                      (IN THOUSANDS)
Revenue:

  Premiums                                                                     $  1,299,033     $  1,514,449
  Net investment income                                                             449,850          401,845
  Considerations for supplementary contracts with life contingencies                  2,974            1,405
  Other                                                                             (20,355)         (28,581)
                                                                               ------------     ------------
                                                                                  1,731,502        1,889,118

Policy benefits and expenses:

  Death benefits                                                                      7,484            5,895
  Annuity benefits                                                                  141,983          121,597
  Surrender benefits                                                                334,343          296,465
  Other benefits                                                                        297              221
  Increase in policy reserves and other policyholders' funds                      1,053,452        1,296,934
  Commissions on premiums                                                            73,917           92,821
  General expenses                                                                   69,022           59,814
  Net transfers from separate accounts                                              (28,695)         (33,326)
                                                                               ------------     ------------
                                                                                  1,651,803        1,840,421

Gain from operations before federal income tax expense
  and net realized capital losses                                                    79,699           48,697

Federal income tax expense                                                           23,111           20,432
                                                                               ------------     ------------
Net gain from operations before net realized capital losses                          56,588           28,265

Net realized capital losses, less federal income tax expense/(benefit) of
 ($4,761) in 2003 and $2,865 in 2002 and transfers to the interest maintenance reserve of $7,136 in 2003
  and $17,254 in 2002                                                               (11,377)         (77,958)
                                                                               ------------     ------------
Net income (loss)                                                              $     45,211     $    (49,693)
                                                                               ============     ============



                             SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

         Statements of Changes in Capital and Surplus - Statutory-Basis



                                                                         YEAR ENDED DECEMBER 31
                                                                          2003           2002
                                                                       ----------     ----------
                                                                            (IN THOUSANDS)
Capital and surplus, beginning of year                                 $  374,270     $  239,225
Net income (loss)                                                          45,211        (49,693)
Change in net unrealized gains (losses) (net of deferred taxes of
  of ($10,903) in 2003 and $3,885 in 2002)                                 12,840        (15,119)
Change in net deferred income tax                                         (25,818)        34,861
Change in nonadmitted assets                                                7,729          4,004
Change in reserve on account of change in valuation bases                      --         30,034
Change in asset valuation reserve                                         (19,493)        16,337
Paid in capital                                                            26,319        114,621
                                                                       ----------     ----------
Capital and surplus, end of year                                       $  421,058     $  374,270
                                                                       ==========     ==========



                            SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

                   Statements of Cash Flows - Statutory-Basis


                                                                                    YEAR ENDED DECEMBER 31
                                                                                     2003             2002
                                                                                 ------------     ------------
                                                                                        (IN THOUSANDS)
OPERATING ACTIVITIES:

  Premium and annuity considerations                                             $  1,304,375     $  1,465,638
  Net investment income received                                                      456,734          390,213
  Benefits paid                                                                      (482,609)        (381,571)
  Net transfers from separate accounts                                                 29,631           29,726
  Insurance and general expenses                                                     (142,248)        (170,604)
  Federal income taxes paid to parent                                                 (14,431)         (24,232)
  Other, net                                                                           (2,853)              --
                                                                                 ------------     ------------
  Net cash provided by operating activities                                         1,148,599        1,309,170
                                                                                 ------------     ------------

INVESTMENT ACTIVITIES:

  Proceeds from investments sold, matured or repaid:
    Bonds                                                                           7,609,848        4,688,115
    Stocks                                                                            134,510           23,590
    Mortgage loans                                                                     80,721           20,679
    Other invested assets                                                              15,770            5,514
    Miscellaneous proceeds                                                                 --           (3,186)
                                                                                 ------------     ------------
  Net proceeds from investments sold, matured or repaid                             7,840,849        4,734,712

  Cost of investments acquired:
    Bonds                                                                          (8,893,354)      (5,984,890)
    Stocks                                                                            (61,208)         (46,525)
    Mortgage loans                                                                    (75,968)        (114,530)
    Other invested assets                                                              (2,964)          (7,006)
    Miscellaneous applications                                                             (4)              --
                                                                                 ------------     ------------
  Total cost of investments acquired                                               (9,033,498)      (6,152,951)

  Net change in policy and other loans                                                    315              313
                                                                                 ------------     ------------
  Net cash used by investment activities                                           (1,192,334)      (1,417,926)
                                                                                 ------------     ------------

FINANCING ACTIVITIES:

  Borrowed money                                                                      (94,335)         197,549
  Net deposits on deposit-type contract funds and other insurance liabilities              (7)           2,179
  Other cash provided (applied)                                                      (274,022)         150,572
                                                                                 ------------     ------------
  Net cash provided (used) by financing activities                                   (368,364)         350,300
                                                                                 ------------     ------------

  Net change in cash, cash equivalents and short-term investments                    (412,099)         241,544
  Cash, cash equivalents and short-term investments:
    Beginning of year                                                                 566,850          325,306
                                                                                 ------------     ------------
    End of year                                                                  $    154,751     $    566,850
                                                                                 ============     ============



                            SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements

                           December 31, 2003 and 2002

1.   ORGANIZATION AND NATURE OF BUSINESS

Western-Southern Life Assurance Company (the Company) is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance Company. The Company is domiciled in Ohio.

The Company offers individual annuities and interest-sensitive life insurance products through Western and Southern agents and various financial institutions. The Company is licensed in forty-five states, the District of Columbia and Guam, actively selling in twenty-one states, and 91% of its field force is located in sixteen Midwest and South-central states.

2.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

o Certain assets are excluded from the statement of admitted assets, liabilities and capital and surplus as "non-admitted assets" (principally deferred taxes) for statutory reporting purposes.

o Fixed securities (including preferred stocks) are carried at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating.

o Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

o The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

o The costs of acquiring and renewing business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity of the individual security sold. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "interest maintenance reserve" (IMR). Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

o For statutory reporting purposes, the "asset valuation reserve" (AVR) is determined by an NAIC prescribed formula and is reported as a liability; AVR is not recognized under GAAP.

o Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required by GAAP.

During 2003, the Company determined that its deferred tax asset balance was misstated due to errors made upon adoption of Codification in 2001. The prior period adjustment, which decreases capital and surplus by $24.9 million, is included in the current year change in net deferred income tax line on the Statements of Changes in Capital and Surplus.

See Note 9 for a reconciliation of the Company's surplus and net income from statutory to GAAP.

                     Western-Southern Life Assurance Company

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REVENUES AND EXPENSES

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Commissions and other costs of acquiring the policies are charged to expense when incurred.

VALUATION OF INVESTMENTS

Debt securities and stock values are as prescribed by the NAIC; debt securities principally at amortized cost using the interest method, redeemable preferred stocks, which have characteristics of debt securities and are rated as high quality or better, at cost and all other stocks at market. Value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Single class and multi-class mortgage-backed/asset-backed securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective adjustment method. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The Company has not elected to use book value as of January 1, 1994 as the cost for applying the retrospective method of adjustment to securities purchased prior to the date.

The Company's subsidiaries are reported at their underlying statutory equity plus the admitted portion of goodwill. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Dividends received from subsidiaries are included in "net investment income" in the statements of income.

Mortgage loans are reported at unpaid principal balances, less allowance for impairment.

Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Joint ventures, partnerships, and LLC's are carried at the Company's interest in the underlying GAAP equity of the investee. The carrying value shown in the balance sheets under "other invested assets" approximates the fair value. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the joint venture or partnership are reported as net investment income when received.

The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of debt securities, stocks, mortgage loans, real estate and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the approximate remaining life of the investments sold. The net gain deferred as a result of recording the interest maintenance reserve was $13.3 million and $17.3 million, net of federal income tax expense of $7.1 million and $9.3 million in 2003 and 2002, respectively.

Realized capital gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized capital gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for other than temporary declines in value of debt securities, mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not other than temporary, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

POLICY RESERVES

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Annuity Reserve Valuation Method. The following mortality tables and interest rates are used:

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                       PERCENTAGE OF RESERVES
                                                       -----------------------
                                                         2003           2002
                                                       ---------     ---------
Life insurance:
  1958 and 1980 Commissioners Standard Ordinary,
  3 1/2% -5 1/2%                                            13.6%         15.5%
Annuities:
  Various, 2 1/2 -8 1/4%                                    86.2          84.3
Supplemental benefits:
  Various, 2 1/2% -8 1/4%                                    0.2           0.2
                                                       ---------     ---------
                                                           100.0%        100.0%
                                                       =========     =========

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liabilities will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating.

As of December 31, 2003, reserves of $13.0 million are recorded on inforce amounts of $2,915.5 million for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

In 2002, the Company changed its valuation basis for calculated reserves for certain universal life product lines. The impact of this change, a $30.0 million benefit, was recorded directly to surplus for the year ending December 31, 2002.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

POLICY AND CONTRACT CLAIMS

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003 and 2002. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. The transactions have been reflected as financing transactions requiring the asset and the liability for the repurchase to remain on the Company's financial statements. Included in the Company's investment portfolios are approximately $121.2 million and $209.4 million for 2003 and 2002, respectively, of mortgage-backed securities, which are currently subject to the reverse repurchase agreements.

SEPARATE ACCOUNTS

The separate accounts held by the Company relate to variable annuity contracts and market value adjusted annuity contracts. The variable annuity contracts held by the Company are non-guaranteed return contracts. The activity within these accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

The market value adjusted annuity contracts are guaranteed return contracts which are sold as a fixed annuity product with guaranteed rates.

                     Western-Southern Life Assurance Company

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

FEDERAL INCOME TAXES

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

USE OF ESTIMATES

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATION

Certain 2002 amounts have been reclassified to conform to the 2003 presentation.

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. The fair values for equity securities are based on quoted market prices, where available; for equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.



                                                             2003
                                      ---------------------------------------------------
                                       AMORTIZED   UNREALIZED    UNREALIZED    ESTIMATED
                                         COST        GAINS         LOSSES     FAIR VALUE
                                      -----------  -----------   ----------   -----------
                                                        (IN THOUSANDS)
Foreign Governments                   $     3,011  $        --   $       60   $     2,951
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies               180,431       10,076          864       189,643
Debt securities issued by states
  of the U.S. and political
  subdivisions of the states               97,930          753          328        98,355
Corporate securities/asset
  backed securities                     4,393,592      294,324       17,506     4,670,410
Mortgage-backed securities              2,403,465       42,373       21,815     2,424,023
                                      -----------  -----------   ----------   -----------
Total                                 $ 7,078,429  $   347,526   $   40,573   $ 7,385,382
                                      ===========  ===========   ==========   ===========





                                                             2002
                                      ---------------------------------------------------
                                       AMORTIZED   UNREALIZED    UNREALIZED    ESTIMATED
                                         COST        GAINS         LOSSES     FAIR VALUE
                                      -----------  -----------   ----------   -----------
                                                        (IN THOUSANDS)
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies           $   200,672  $    16,384   $       24   $   217,032
Debt securities issued by states
  of the U.S. and political
  subdivisions of the states               51,582        2,178           --        53,760
Corporate securities/asset-
  backed securities                     3,413,473      210,122       95,262     3,528,333
Mortgage-backed securities              2,065,542       92,670        1,602     2,156,610
                                      -----------  -----------   ----------   -----------
Total                                 $ 5,731,269  $   321,354   $   96,888   $ 5,955,735
                                      ===========  ===========   ==========   ===========


                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES (CONTINUED)

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for fixed maturity securities at December 31, 2003 are shown below:



                                           UNREALIZED LOSSES LESS        UNREALIZED LOSSES GREATER
                                            THAN OR EQUAL TO 12               THAN 12 MONTHS
                                                  MONTHS
                                        ---------------------------    -----------------------------
                                        UNREALIZED       ESTIMATED     UNREALIZED         ESTIMATED
                                          LOSSES         FAIR VALUE      LOSSES           FAIR VALUE
                                        -----------     -----------    -----------       -----------
                                                            (IN THOUSANDS)
  Foreign Governments                   $       (60)    $     2,951    $        --       $        --
  U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies                  (864)         25,254             --                --
  Debt securities issued by states
    of the U.S. and political
    subdivisions of the states                 (328)         15,171             --                --
  Corporate securities/asset-
    backed securities                       (17,458)        672,179            (48)            3,930
  Mortgage-backed securities                (21,815)      1,174,041             --                --
                                        -----------     -----------    -----------       -----------
  Total                                 $   (40,525)    $ 1,889,596    $       (48)      $     3,930
                                        ===========     ===========    ===========       ===========


Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

The amortized cost and estimated fair value of debt securities at December
31, 2003, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES (CONTINUED)

                                             AMORTIZED      ESTIMATED
                                               COST         FAIR VALUE
                                            -----------    -----------
                                                  (IN THOUSANDS)

  Due in one year or less                   $    82,683    $    85,020
  Due after one year through five years       1,182,675      1,284,483
  Due after five years through ten years      2,252,750      2,388,191
  Due after 10 years                          1,156,856      1,203,665
  Mortgage-backed securities                  2,403,465      2,424,023
                                            -----------    -----------
  Total                                     $ 7,078,429    $ 7,385,382
                                            ===========    ===========

Proceeds from sales of investments in debt securities during 2003 and 2002 were $1,936.9 million and $1,691.1 million, respectively. Gross gains of $34.0 million and $32.4 million and gross losses of $21.5 million and $5.6 million were realized on those sales in 2003 and 2002, respectively.

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

                                                    2003
                               ----------------------------------------------
                                           UNREALIZED  UNREALIZED     FAIR
                                 COST        GAINS       LOSSES       VALUE
                               ---------   ----------  ----------   ---------
                                               (IN THOUSANDS)
  Preferred stocks             $ 136,515   $   11,189  $       --   $ 147,704
                               =========   ==========  ==========   =========
  Common stocks                $  26,319   $    1,524  $      474   $  27,369
  Subsidiaries                   104,207           --      97,490       6,717
                               ---------   ----------  ----------   ---------
  Total common stock           $ 130,526   $    1,524  $   97,964   $  34,086
                               =========   ==========  ==========   =========

                                                    2002
                               ----------------------------------------------
                                           UNREALIZED  UNREALIZED     FAIR
                                 COST        GAINS       LOSSES       VALUE
                               ---------   ----------  ----------   ---------
                                               (IN THOUSANDS)
  Preferred stocks             $ 156,419   $    6,905  $      487   $ 162,837
                               =========   ==========  ==========   =========
  Common stocks                $  84,147   $    1,036  $   14,052   $  71,131
  Subsidiaries                    96,248           --      90,083       6,165
                               ---------   ----------  ----------   ---------
  Total common stock           $ 180,395   $    1,036  $  104,135   $  77,296
                               =========   ==========  ==========   =========

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES (CONTINUED)

Proceeds from sales of investments in equity securities during 2003 and 2002 were $46.1 million and $12.1 million, respectively. Gross gains of $1.5 million and $0 and gross losses of $11.5 million and $1.1 million were realized on those sales in 2003 and 2002, respectively.

The aggregate amount of unrealized losses and related fair values of equity securities with unrealized losses less than or equal to twelve months at December 31, 2003 was $0.5 million and $14.0 million, respectively. There were no unrealized losses and related fair values of equity securities with unrealized losses greater than twelve months at December 31, 2003.

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are disclosed in Note 3.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $435.6 million and $463.8 million, and $440.6 million and $476.9 million at December 31, 2003 and 2002, respectively.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $7,157.6 million and $7,043.4 million, and $6,124.9 million and $6,024.9 million at December 31, 2003 and 2002, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $49.7 million and $50.0 million at December 31, 2003 and 2002, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

                     Western-Southern Life Assurance Company

5.   CONCENTRATIONS OF CREDIT RISK

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

At December 31, 2003, the Company held unrated or less-than-investment grade corporate bonds with a book value of $545.9 million and an aggregate fair value of $593.7 million. Those holdings amounted to 7.71% of the Company's investments in bonds and 6.59% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. The Company considers these evaluations in its overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2003, 39.48% of such mortgages, or $172.0 million, involved properties located in Ohio and Texas. Such investments consist of first mortgage liens on completed income-producing properties. The mortgage outstanding on any individual property does not exceed $21.7 million.

During 2003, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 6.12% and 5.50%. No other categories of mortgage loans were issued. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2003, the Company held no mortgages with interest overdue beyond one year. At December 31, 2003, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 2003, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2003, the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required.

6.   RELATED PARTY TRANSACTIONS

The Company has no employees of its own and reimburses its parent for management services and rent. Management services provided by the parent amounted to $53.9 million and $58.7 million in 2003 and 2002, respectively. Rent expense was $4.9 million and $5.3 million in 2003 and 2002, respectively.

                     Western-Southern Life Assurance Company

6.   RELATED PARTY TRANSACTIONS (CONTINUED)

On September 29, 2003 the Company received a capital contribution of $26.3 million from its parent company, The Western and Southern Life Insurance Company. The capital contribution was in the form of common stocks with a market value of $22.6 million.

On June 28, 2002, the Company received a capital contribution of $30.0 million in unaffiliated bonds from its parent company, The Western and Southern Life Insurance Company. On December 26, 2002, the Company received an additional capital contribution from its parent. The capitalization was received in the form of various unaffiliated perpetual preferred stocks valued at $49.6 million (including interest) and unaffiliated common stocks valued at $35.0 million.

The Company made capital contributions of $8.0 million and $8.8 million to Touchstone Securities, Inc. during 2003 and 2002, respectively. Additionally, the Company paid commissions of $1.1 million to Touchstone Securities, Inc. and commissions of $0.3 million to Fort Washington Brokerage Services (FWBS), during both 2003 and 2002.

During 2003, the Company made no capital contributions to Integrated Fund Service (IFS), while $1.6 million of capital contributions were made in 2002. Additionally, the Company pays commissions to IFS for sales made on behalf of the Company. These commissions totaled $11.5 million and $12.0 million in 2003 and 2002, respectively.

At December 31, 2003 and 2002, the Company had $0 and $35.8 million, respectively, invested in the Touchstone Funds which are mutual funds administered by Touchstone Advisors, Inc., a wholly owned subsidiary of IFS.

7.   FEDERAL INCOME TAXES

The Company is included in the consolidated return for Western and Southern. The Company had a payable to Western and Southern in the amount of $10.5 million and $6.6 million as of December 31, 2003 and 2002, respectively.

Income before federal income taxes differs from taxable income principally due to accrued market discounts, differences in net deferred acquisition costs and contingency liabilities for tax and statutory-basis financial reporting purposes.

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $16.5 million and $22.7 million from 2003 and 2002, respectively.

                     Western-Southern Life Assurance Company

7.   FEDERAL INCOME TAXES (CONTINUED)

The components of the net deferred tax asset/(liability) at December 31, are as follows:

                                                 2003           2002
                                               ---------     ----------
                                                   (IN THOUSANDS)
Gross deferred tax assets                      $  70,984     $  101,287
Gross deferred tax liabilities                    17,218         10,800
Deferred tax assets nonadmitted                    3,971         11,494
Decrease in deferred tax assets nonadmitted       (7,523)        (4,553)

Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                 2003           2002
                                               ---------     ----------
                                                   (IN THOUSANDS)
Current year expense                           $  17,291     $   20,891
Tax credits                                         (785)          (104)
Prior year over accrual                            1,844         11,800
                                               ---------     ----------
Current income taxes incurred                  $  18,350     $   32,587
                                               =========     ==========

The main components of the 2003 deferred tax amounts are as follows (in thousands):



                                       STATUTORY        TAX                        TAX
                                         BASIS         BASIS      DIFFERENCE      EFFECT
                                      ------------  ------------  -----------    --------
Deferred tax assets:
Reserves                            $  7,261,717    $  7,180,875  $    80,842    $ 28,295
Proxy deferred acquisition costs              --          70,520       70,520      24,682
Stocks/bonds/short-term
 investments                           7,222,411       7,273,648       51,237      17,933
Other                                      1,662           1,876          213          74
                                    ------------    ------------  -----------    --------
Gross deferred tax assets             14,485,790      14,526,919      202,812      70,984

Deferred tax asset nonadmitted                                                      3,971

Deferred tax liabilities:
Stocks/bonds/short-term
 investments                             174,653         151,282       23,372       8,180
Other                                    169,378         143,555       25,823       9,038
                                    ------------    ------------  -----------    --------
Total deferred tax liabilities           344,031         294,837       49,195      17,218
                                    ------------    ------------  -----------    --------
Net admitted deferred tax assets    $ 14,141,759    $ 14,232,082  $   153,617    $ 49,795
                                    ============    ============  ===========    ========


                     Western-Southern Life Assurance Company

7.   FEDERAL INCOME TAXES (CONTINUED)

Changes in the deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:



                                                                      2003           2002
                                                                    ---------     ---------
                                                                         (IN THOUSANDS)
Deferred tax assets resulting from book/tax differences in:
Reserves                                                            $ (15,153)    $  (6,146)
Proxy deferred acquisition costs                                        3,832        10,270
Real estate joint ventures                                             (2,914)       (1,513)
Depreciable assets                                                         --           (79)
Stocks/bonds/short-term investments                                   (15,370)       33,303
Other                                                                    (698)
                                                                    ---------     ---------
Total deferred tax assets                                           $ (30,303)    $  36,608
                                                                    =========     =========
Deferred tax assets nonadmitted                                     $  (7,523)    $  (4,553)

Deferred tax liabilities resulting from book/tax differences in:
Stocks/bonds                                                             (445)        1,198
Other                                                                   6,863        (3,336)
                                                                    ---------     ---------
Total deferred tax liabilities                                      $   6,418     $  (2,138)
                                                                    =========     =========


The Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to Gain from Operations Before Federal Income Tax Expense and Net Realized Capital Gains. The significant differences for the year ended December 31, are as follows:

                     Western-Southern Life Assurance Company

7.   FEDERAL INCOME TAXES (CONTINUED)



                                                 2003                       2002
                                       -----------------------     -----------------------
                                                       TAX                         TAX
                                         AMOUNT       EFFECT         AMOUNT       EFFECT
                                       ---------     ---------     ---------     ---------
                                                         (IN THOUSANDS)
  Income before taxes                  $  76,813     $  26,885     $     148     $      52
  Book vs. tax capital gains/losses        1,891           662        66,372        23,230
  Book over tax reserves                   2,260           791         9,834         3,442
  Net deferred acquisition costs                                      13,714         4,800
  adjustment                              10,248         3,587
  Depreciation                                --            --         2,010           703
  IMR                                     (6,454)       (2,259)       (5,510)       (1,929)
  Accrued market discount                (15,141)       (5,299)      (17,615)       (6,165)
  Dividend received deduction             (1,598)         (559)       (1,069)         (374)
  Accrued dividends                           --            --          (694)         (243)
  Contingencies                           (6,004)       (2,101)           --            --
  Non qualified pension                  (10,105)       (3,537)      (16,018)       (5,607)
  Other                                   (2,506)         (879)        8,517         2,982
                                       ---------     ---------     ---------     ---------
  Taxable income                       $  49,404     $  17,291     $  59,689     $  20,891
                                       =========     =========     =========     =========


8.   COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising in the ordinary course of the Company business. The Company believes the resolution of these actions will not have a material effect on the Company's financial position.

At December 31, 2003, the Company does not have any material leases for office space or equipment.

                     Western-Southern Life Assurance Company

9.   REGULATORY MATTERS

A reconciliation of "statutory accounting principles" (SAP) surplus to GAAP surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:



                                                             2003           2002
                                                          ----------     ----------
                                                                (IN THOUSANDS)
  SAP surplus                                             $  421,058     $  374,270
  Deferred policy acquisition costs                          320,945        217,676
  Policy reserves                                            (83,503)       (46,232)
  Asset valuation and interest maintenance reserves           55,989         29,841
  Income taxes                                              (143,931)      (118,125)
  Net unrealized loss on available-for-sale securities       319,997        231,838
  Other, net                                                (150,183)      (157,559)
                                                          ----------     ----------
  GAAP surplus                                            $  740,372     $  531,709
                                                          ==========     ==========



                                                             2003           2002
                                                          ----------     ----------
                                                                (IN THOUSANDS)
  SAP net income (loss)                                   $   45,211     $  (49,693)
  Deferred policy acquisition costs                           27,115         30,656
  Policy reserves                                            (40,280)       (60,058)
  Income taxes                                                (2,653)        31,068
  Interest maintenance reserve                                 6,799         11,744
  Other, net                                                  12,575         32,990
                                                          ----------     ----------
  GAAP net income (loss)                                  $   48,767     $   (3,293)
                                                          ==========     ==========


The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2003 and 2002, the Company substantially exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

                     Western-Southern Life Assurance Company

9.   REGULATORY MATTERS (CONTINUED)

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of preceding December 31. During 2003 and 2002, the Company did not pay dividends to Western and Southern.

10. ANNUITY RESERVES

At December 31, 2003, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:



                                                                  AMOUNT     PERCENT
                                                               -----------  ---------
                                                                   (IN THOUSANDS)
Subject to discretionary withdrawal:
  With market value adjustment                                 $     7,811       0.1%
 At book value less current surrender charge of 5% or more       4,444,215      69.2%
 At market value                                                   146,616       2.3%
 Subject to discretionary withdrawal (without
  adjustment) at book value with minimal or no
  charge or adjustment                                           1,745,079      27.2%
Not subject to discretionary withdrawal *                           75,916       1.2%
                                                               -----------  --------
Total net annuity reserves and deposit fund liabilities        $ 6,419,637     100.0%
                                                               ===========  ========


* Amount is net of $175 thousand of reserves ceded through a reinsurance agreement.

The net annuity reserves and deposit fund liabilities shown above are included in "Policy reserves" in the balance sheets.

11. REINSURANCE

The Company has two modified coinsurance agreements with its parent, The Western and Southern Life Insurance Company, whereby the Company cedes most of the universal life business issued (100% of certain universal life products). In 2002, a third modified coinsurance agreement was terminated, which covered fixed premium universal life products (a small portion of the universal life business). New universal life products are not covered under the remaining modified coinsurance agreements.

                     Western-Southern Life Assurance Company

11. REINSURANCE (CONTINUED)

Under the terms of the agreements, the Company retains the reserves and the related assets of this business. The Company also records in its summaries of operations premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to an automatic coinsurance agreement. The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                             2003       2002
                                                            -------    -------
                                                              (IN THOUSANDS)

      PREMIUMS                                              $ 2,284    $ 1,549
      BENEFITS PAID OR PROVIDED                               1,960        320
      POLICY AND CONTRACT LIABILITIES                         6,926      5,153

During 2003 and 2002, the Company did not write off any reinsurance balances.

The net amount of reduction to capital and surplus at December 31, 2003 if all reinsurance agreements were cancelled is $104.6 million.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

12. SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds, which are administered for variable annuity contracts and market value adjusted annuity contracts.

The assets for the variable annuity contracts consist of mutual funds. The assets are carried at market value. The variable annuity contracts held by the Company do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

                     Western-Southern Life Assurance Company

12. SEPARATE ACCOUNTS (CONTINUED)

The market value adjusted annuity contracts are guaranteed return contracts. The guaranteed rate options are sold as a fixed annuity product with guarantee rates based on the guarantee period selected by the policyholder. The cash surrender values are the guaranteed cash value plus a market value adjustment that can be positive or negative. The market value adjustment is based on the US swap rate at issue and at surrender.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2003 is as follows:



                                                               NONINDEXED       NON-
                                                               GUARANTEE     GUARANTEED
                                                               LESS THAN/     SEPARATE
                                                               EQUAL TO 4%    ACCOUNTS
                                                               ----------    ----------
                                                                    (IN THOUSANDS)
Premiums, deposits and other considerations for the year
  ended December 31, 2003                                      $    1,396    $    6,225
                                                               ==========    ==========
Reserves for separate accounts as of December 31, 2003
  (all subject to discretionary withdrawal)                    $    7,811    $  146,616
                                                               ==========    ==========


A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                 2003
                                                               ---------
                                                            (IN THOUSANDS)
Transfers as reported in the statements of operations
  of the separate accounts statement:
    Transfers to separate accounts                             $   7,621
    Transfers from separate accounts                              33,945
Net transfers from separate accounts                           $ (26,324)

Reconciling adjustments:
    Miscellaneous income and fees                              $  (2,371)
                                                               ---------
Net transfers as reported in the statements of operations      $ (28,695)
                                                               =========

                     Western-Southern Life Assurance Company

13.  PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2003, were as follows:

                                                                    NET OF
                                                         GROSS      LOADING
                                                        -------    --------
                                                          (IN THOUSANDS)

  Ordinary new business                                 $ 2,992    $  2,678
  Ordinary renewal                                        6,622      10,888
                                                        -------    --------
  Total                                                 $ 9,614    $ 13,566
                                                        =======    ========